UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21419


                                SPARX Funds Trust

               (Exact name of registrant as specified in charter)


                  360 Madison Avenue, New York, New York, 10017

            (Address of principal executive offices)     (Zip code)


                               James W. Cox, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  (212) 452-5000


Date of fiscal year end: October 31


Date of reporting period: October 31, 2004


Item 1 - Reports to Stockholders

[SPARX LOGO]

SPARX
JAPAN
FUND

OCTOBER 31, 2004

                                 ANNUAL REPORT

SPARX Japan Fund

LETTER TO SHAREHOLDERS
OCTOBER 31, 2004

DEAR INVESTORS:

FUND COMMENTARY
For the 12-month period ended October 31, 2004, the Investor Shares of the SPARX Japan Fund had a total return of 32.80% (and an increase in net asset value from $10.00 to $13.28) and the Institutional Shares of the Fund had a total return of 33.10% (and an increase in the net asset value from $10.00 to $13.31) while the TOPIX rose 9.07% and 5.04% in Dollar and Yen terms respectively over the same period.(1) Please see the Fund overview following this letter for more detailed information about the Fund's performance. The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit the Fund's website at www.sparxfunds.com.

Last year's results in the Fund were primarily achieved by identifying smaller growing companies, including some significant initial public offerings (IPO's), as well as larger companies in the process of restructuring. We identified many small yet attractive companies with superior earnings growth. The Fund's investments in the small cap market have comprised a significant portion of the Fund's assets over the course of the fiscal year. Among the IPO issues, Verisign Japan, a subsidiary of US-based Verisign which provides internet trust services, and Sammy Networks, an internet content provider, had very large gains and performed well, and had a significant positive effect on the fund's performance.(2) AS INVESTORS MAY KNOW, THE EFFECT OF IPO INVESTMENTS ON FUND PERFORMANCE CAN BE SIGNIFICANT, PARTICULARLY GIVEN THE RELATIVELY SMALL SIZE OF THIS FUND. WHILE THE FUND MAY INVEST FROM TIME-TO-TIME IN IPO ISSUES THAT MEET ITS INVESTMENT CRITERIA, WE REMIND INVESTORS TO BE AWARE THAT THE IPO PERFORMANCE EFFECT ON THE FUND MAY NOT BE AS LARGE IN THE FUTURE, AND INVESTORS SHOULD BE AWARE THAT THE FUND ACHIEVED A SIGNIFICANT PORTION OF ITS PERFORMANCE SINCE INCEPTION DUE TO INVESTMENTS IN IPOS. Additionally, other domestic-oriented holdings produced gains in the portfolio.

MARKET COMMENTARY
The Japanese stock market, as measured by the TOPIX, was weak in the first month following the Fund's inception on October 31, 2003, but recovered in December, allowing for a strong year-end. 2003 was the first time since 1999 that the Japanese stock market ended the year up as TOPIX (in Yen) was positive 23.76% for the calendar year. Led by the strong performance of Japanese small caps, the equity market, supported by positive macro data as measured by Government GDP statistics in the 1st quarter, continued its upward climb until peaking in mid April 2004 (TOPIX, 1217.87 on April 14, 2004).

However, after a twelve month period rise from a 20-year low in April 2003 (TOPIX, 773.10 on April 28, 2003), concerns about a slowdown in the United States and China, high oil prices and severe weather caused the Japanese equity market to decline. In fact, the Japanese equity market was the poorest performer compared to other major global markets during this period. (From the end of June to end of October, the TOPIX (in Yen terms), S&P 500/R and FTSE 100 indices were -8.76%, -4.01% and +1.51%, respectively.) Most notable over the same period was the sharp drop in the small cap market, especially in markets such as JASDAQ (-19.49%) and TSE2 (-11.64%).

MARKET OUTLOOK AND INVESTMENT STRATEGY
The gains made by Japanese equity markets in the first half of 2004 eroded due to external factors, including record high oil prices. Weaker than expected macro data, as measured by Government GDP statistics in the 2nd quarter, also raised questions in the market about the sustainability of Japan's recovery. However, this recent decline in equity prices has allowed us to invest in some attractive businesses, especially domestic growth oriented ones. In our opinion, we continue to observe signs of major long term trends that have the potential to bode well for Japan's economy and individual investors. Our belief is based on our perception of an increased focus of Japanese companies and management on profitability and increasing shareholders' value. In reviewing this single country investment, investors should consider carefully the risks and opportunities of investing in Japanese stocks.

Our investment approach remains unchanged. We will continue to seek to acquire attractive businesses with strong earnings growth managed by quality people. Our challenge remains finding good businesses that are not clearly understood by the rest of the market. While the recent correction has made valuations more attractive, we hope that further pricing inefficiencies provide us more opportunities to purchase quality companies.

Sincerely,


Shuhei Abe                          Kahori Ando
Primary Portfolio Manager           Co-Portfolio Manager

(1) Returns for the TOPIX take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Index is referred to for comparative purposes only and is not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.

(2) Sammy Networks comprised 1.73% of the Fund's portfolio as of October 31, 2004. Portfolio composition will change over time due to ongoing management of the Fund. References to specific securities and their issuers and to sectors are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations of the Fund, its adviser or distributor to purchase or sell such securities. Sectors and securities mentioned are presented to illustrate sectors and securities in which the portfolio may invest. Portfolio holdings are subject to change daily.

SPARX Japan Fund Overview
GROWTH OF A $10,000 INVESTMENT

                                      SPARX Japan Fund
                                    Institutional Class           TOPIX**
--------------------------------------------------------------------------------
10/31/03                                  10,000                  10,000
11/30/03                                  10,250                   9,583
12/31/03                                  10,470                  10,007
 1/31/04                                  10,950                  10,044
 2/29/04                                  11,180                  10,382
 3/31/04                                  13,100                  11,371
 4/30/04                                  14,210                  11,439
 5/31/04                                  13,240                  10,993
 6/30/04                                  14,430                  11,475
 7/31/04                                  13,640                  10,989
 8/31/04                                  13,500                  10,897
 9/30/04                                  13,370                  10,666
10/31/04                                  13,310                  10,504


                                      SPARX Japan Fund
                                       Investor Class             TOPIX**
--------------------------------------------------------------------------------
10/31/03                                  10,000                  10,000
11/30/03                                  10,250                   9,583
12/31/03                                  10,460                  10,007
 1/31/04                                  10,950                  10,044
 2/29/04                                  11,180                  10,382
 3/31/04                                  13,090                  11,371
 4/30/04                                  14,200                  11,439
 5/31/04                                  13,230                  10,993
 6/30/04                                  14,420                  11,475
 7/31/04                                  13,620                  10,989
 8/31/04                                  13,480                  10,897
 9/30/04                                  13,350                  10,666
10/31/04                                  13,280                  10,504



TOTAL RETURNS* SINCE INCEPTION (10/31/03)

                                                As of               As of
                                          September 30, 2004   October 31, 2004
--------------------------------------------------------------------------------
SPARX Japan Fund - Institutional Class          33.70%              33.10%
SPARX Japan Fund - Investor Class               33.50%              32.80%
TOPIX**                                          6.66%               5.04%

The line graphs shown above for the Fund assumes an initial investment of $10,000 made after the close of business on 10/31/03 (commencement of operations). The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit www.sparxfunds.com.

* Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

** The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Returns for the TOPIX are calculated in JPY and takes into account the reinvestment of dividends. The Index is referred to for comparative purposes only and is not intended to parallel the risk of investment style of the Fund. You cannot invest directly in an index.

The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the returns for the Institutional Class and Investor Class are estimated to be 22.28%, 21.07% and 8.67%, 7.41% for the periods from the Fund's inception through the quarter ended 9/30/2004 and the one year period ended 10/31/2004, respectively. THE FUND ACHIEVED A SIGNIFICANT PORTION OF ITS PERFORMANCE DURING THIS SHORT PERIOD SINCE INCEPTION DUE TO INVESTMENTS IN INITIAL PUBLIC OFFERINGS AND THE RELATIVELY SMALL SIZE OF THE FUND. Performance for the Investor Shares includes the effect of a 12b-1 fee in the amount of 0.25%. A redemption fee of 2.00% may be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments. In addition, because the Fund's portfolio may hold securities of fewer issuers than other diversified funds, the Fund is more exposed to individual stock volatility and market pressures that funds investing in a larger number of securities.

INVESTMENTS BY SECTOR
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

WHOLESALE TRADE                                               11.82%
--------------------------------------------------------------------
RETAIL TRADE                                                   9.20%
--------------------------------------------------------------------
COMMUNICATION                                                  9.04%
--------------------------------------------------------------------
REAL ESTATE SERVICES                                           8.50%
--------------------------------------------------------------------
ELECTRIC APPLIANCES                                            8.29%
--------------------------------------------------------------------
MACHINERY                                                      8.07%
--------------------------------------------------------------------
TRANSPORTATION EQUIPMENT                                       7.57%
--------------------------------------------------------------------
SERVICES                                                       7.04%
--------------------------------------------------------------------
OTHER PRODUCTS                                                 5.89%
--------------------------------------------------------------------
BANKS                                                          5.62%
--------------------------------------------------------------------
CHEMICALS                                                      4.88%
--------------------------------------------------------------------
METAL PRODUCTS                                                 3.18%
--------------------------------------------------------------------
PRECISION INSTRUMENTS                                          2.08%
--------------------------------------------------------------------
TEXTILES & APPARELS                                            1.73%
--------------------------------------------------------------------
OTHER*                                                         7.09%
--------------------------------------------------------------------
* All remaining sectors

--------------------------------------------------------------------------------
The SPARX Japan Fund proxy voting guidelines and a record of the Funds' proxy votes for the period ended June 30, 2004 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov.

The SPARX Japan Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

SPARX Japan Fund

EXPENSE EXAMPLE  (Unaudited)
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004

As a shareholder of the SPARX Japan Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004 (the "period").

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the classes. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              Beginning      Ending account    Expenses paid
                               account            value          during the
                                value          October 31,      period ended
                             May 1, 2004          2004      October 31, 2004(1)
--------------------------------------------------------------------------------
Actual Example                $1,000.00          $936.66           $6.10

Hypothetical Example,
assuming a 5% return
before expenses               $1,000.00         $1,018.73          $6.34


                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                              Beginning      Ending account    Expenses paid
                               account            value          during the
                                value          October 31,      period ended
                             May 1, 2004          2004      October 31, 2004(1)
--------------------------------------------------------------------------------
Actual Example                     $1,000.00       $935.20         $7.30

Hypothetical Example,
assuming a 5% return
before expenses                    $1,000.00      $1,017.46        $7.61

(1) Expenses are equal to the Fund's annualized expense ratios (1.25% for the Institutional Class, and 1.50% for the Investor Class), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

SHARES                                                                VALUE
--------------------------------------------------------------------------------

                COMMON STOCKS                          92.9%

                BANKS                                   5.2%
          53    Mizuho Financial Group, Inc.                          $204,413
          55    Sumitomo Mitsui Financial Group, Inc.                  357,348
                                                                 -------------
                                                                       561,761
                                                                 -------------

                CHEMICALS                               4.5%
         105    Dr. Ci:Labo Co., Ltd.                                  159,414
       8,000    Harima Chemicals, Inc.                                  51,375
       4,000    T&K Toka Co., Ltd.                                      78,457
       2,200    Taisei Lamick Co., Ltd.                                 49,375
      31,000    Takasago International Corporation                     148,795
                                                                 -------------
                                                                       487,416
                                                                 -------------

                COMMUNICATION                           8.4%
          55    Bandai Networks Co., Ltd.                               88,689
          18    Gigno System Japan, Inc.                                39,889
       5,600    Hikari Tsushin, Inc.                                   334,801
          59    Intelligent Wave, Inc.                                  97,364
       2,100    NEC Mobiling, Ltd.                                      51,983
           5    Sammy NetWorks Co., Ltd.*                              185,770
          34    Works Applications Co., Ltd.*                          104,842
                                                                 -------------
                                                                       903,338
                                                                 -------------

                CONSTRUCTION                            1.5%
      31,000    Sanko Soflan Company, Inc.                             157,273
                                                                 -------------

                ELECTRICAL APPLIANCES                   7.7%
       7,100    Cosel Co., Ltd.                                        165,038
       5,600    Nidec Copal Electronics Corp.                          118,289
       3,200    Nidec Corp.                                            346,419
      17,000    Sanken Electric Co., Ltd                               198,463
                                                                 -------------
                                                                       828,209
                                                                 -------------

                FOODS                                   1.4%
      10,000    Nisshin Seifun Group, Inc.                              99,863
       1,300    Unicharm Petcare Corporation*                           49,036
                                                                 -------------
                                                                       148,899
                                                                 -------------

SPARX Japan Fund

OCTOBER 31, 2004


SHARES                                                                VALUE
--------------------------------------------------------------------------------

                GLASS & CERAMICS
                PRODUCTS                                1.2%
       2,300    Fujimi, Inc.                                           $57,693
      20,000    Nippon Sheet Glass Co., Ltd.                            67,330
                                                                 -------------
                                                                       125,023
                                                                 -------------

                INSURANCE                               0.6%
       1,400    T&D Holdings, Inc.*                                     61,785
                                                                 -------------

                MACHINERY                               7.5%
       5,000    Daikin Industries, Ltd.                                121,647
      20,500    Hitachi Construction Machinery Co., Ltd.               250,149
      25,000    Komatsu, Ltd.                                          167,146
       5,900    Nissei Corporation                                      62,035
      11,800    THK Co., Ltd.                                          204,966
                                                                 -------------
                                                                       805,943
                                                                 -------------

                METAL PRODUCTS                          3.0%
      14,700    Corona Corp.                                           221,100
      14,000    NHK Spring Co., Ltd.                                    96,638
                                                                 -------------
                                                                       317,738
                                                                 -------------

                NONFERROUS METALS                       0.2%
       4,000    Sumitomo Metal Mining Co., Ltd.                         26,970
                                                                 -------------

                OTHER FINANCIAL
                BUSINESS                                0.3%
      13,000    Orient Corporation*                                     32,364
                                                                 -------------

                OTHER PRODUCTS                          5.5%
       5,000    Arrk Corp.                                             185,770
       9,500    Bandai Co., Ltd.                                       207,836
       2,600    Fuji Seal International, Inc.                          111,556
       5,500    Pigeon Corporation                                      83,295
                                                                 -------------
                                                                       588,457
                                                                 -------------

                PRECISION INSTRUMENTS                   1.9%
       1,000    Hoya Corporation                                       102,598
      53,000    Rhythm Watch Co., Ltd.                                 105,455
                                                                 -------------
                                                                       208,053
                                                                 -------------

SPARX Japan Fund

OCTOBER 31, 2004


SHARES                                                                VALUE
--------------------------------------------------------------------------------

                REAL ESTATE SERVICES                    7.9%
          77    Apamanshop. Co., Ltd.*+                                $57,108
          77    Apamanshop. Co., Ltd.                                   57,217
       7,000    Coyo Corporation Co.                                   131,359
      26,000    Mitsui Fudosan Co., Ltd.                               275,826
       5,000    Relo Holdings, Inc.                                    113,160
       3,000    Tokyu Livable, Inc.                                     88,830
       3,500    Yasuragi Co., Ltd                                      125,418
                                                                 -------------
                                                                       848,918
                                                                 -------------

                RETAIL TRADE                            8.6%
           1    21Lady Co., Ltd.*                                          698
       4,100    Fast Retailing Co., Ltd.                               260,588
       1,200    Fujikyu Corporation                                     32,137
       5,000    Haruyama Trading Co., Ltd.                              52,714
       7,700    Otsuka Kagu, Ltd.                                      174,266
       4,100    Plenus Co., Ltd.                                       111,349
      30,000    The Seiyu, Ltd.*                                        69,593
      92,000    Tokyu Department Store Co., Ltd.*                      145,749
       3,100    United Arrows Ltd.                                      72,059
                                                                 -------------
                                                                       919,153
                                                                 -------------

                RUBBER PRODUCTS                         1.0%
       6,000    Bridgestone Corporation                                108,633
                                                                 -------------

                SERVICES                                6.5%
       2,300    Aucnet, Inc.                                            42,185
           3    Best Bridal, Inc.*                                      48,093
       5,200    Daiseki Co., Ltd.                                       88,166
       7,100    Konami Sports Corporation                              130,424
          42    MOC Corp.                                              184,167
          27    Nippon Care Supply Co., Ltd.                            91,659
          33    People Staff Co., Ltd.                                 118,252
                                                                 -------------
                                                                       702,946
                                                                 -------------

                TEXTILES & APPAREL                      1.6%
      33,000    Japan Vilene Company, Ltd.                             173,332
                                                                 -------------

SPARX Japan Fund

OCTOBER 31, 2004


SHARES                                                                VALUE
--------------------------------------------------------------------------------

                TRANSPORT EQUIPMENT                     7.0%
       4,700    Denso Corp.                                           $112,575
       7,900    NOK Corporation                                        239,879
       8,000    Nippon Seiki Co., Ltd.                                  76,194
      19,400    Nissan Motor Co., Ltd.                                 218,615
       2,800    Toyota Motor Corporation                               109,048
                                                                 -------------
                                                                       756,311
                                                                 -------------

                WAREHOUSING & HARBOR
                TRANSPORTATION SERVICES                 0.4%
       2,500    Kintetsu World Express, Inc.                            47,503
                                                                 -------------

                WHOLESALE TRADE                        11.0%
         180    Cassina IXC., Ltd.                                      55,505
          23    F T Communications Co., Ltd.                           144,882
      40,000    Marubeni Corporation                                   104,861
       4,800    Misumi Corp.                                           131,265
         103    Nexus Co., Ltd.                                        592,484
      11,000    Sumitomo Corporation                                    81,843
      13,000    U's BMB Entertainment                                   69,876
                                                                 -------------
                                                                     1,180,716
                                                                 -------------

                TOTAL COMMON STOCKS  (Cost $9,682,682)               9,990,741
                                                                 -------------

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS

                VARIABLE RATE
                DEMAND NOTE                             6.2%
                UMB Bank Money Market Fiduciary, 0.65%
$665,674        (Cost $665,674)                                        665,674
                                                                 -------------

                TOTAL INVESTMENTS                      99.1%
                (Cost $10,348,356)                                  10,656,415

                CASH AND OTHER
                ASSETS LESS LIABILITIES                 0.9%            91,669
                                                                 -------------

                NET ASSETS                            100.0%       $10,748,084
                                                                 =============

SPARX Japan Fund

OCTOBER 31, 2004

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT OCTOBER 31, 2004
--------------------------------------------------------------------------------

                              CONTRACT AMOUNT
                             -----------------           CURRENCY  UNREALIZED
SETTLEMENT DATE          RECEIVE          DELIVER         VALUE       LOSS
--------------------------------------------------------------------------------
Nov. 30, 2004       1,056,504,811 JPY  $9,941,857 USD   $9,982,125  $(40,268)
--------------------------------------------------------------------------------
       Total                                                        $(40,268)

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                        PERCENT OF
                                        INVESTMENT
COUNTRY                                 SECURITIES            VALUE
--------------------------------------------------------------------------------
Japan                                     93.8%             $9,990,741
United States                              6.2                 665,674
Total                                    100.0%            $10,656,415


*  Non-income producing.
+  When-issued security.
The accompanying notes are an intergral part of the financial statements.

SPARX Japan Fund

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS
  Investments at value (cost $10,348,356)                          $10,656,415
  Foreign currency (cost $5,196)                                         5,297
  Receivable for investments sold                                      473,424
  Receivable from Adviser                                               52,038
  Interest and dividends receivable                                     22,818
  Prepaid expenses and other assets                                     20,941
                                                                 -------------

  Total assets                                                      11,230,933
                                                                 -------------

LIABILITIES
  Payable for investments purchased                                    222,971
  Payable to Custodian                                                 164,667
  Unrealized loss on foreign currency exchange contracts                40,268
  Accrued distribution fee                                               2,516
  Accrued expenses                                                      52,427
                                                                 -------------

  Total liabilities                                                    482,849
                                                                 -------------
NET ASSETS                                                         $10,748,084
                                                                 =============

NET ASSETS CONSIST OF
  Paid-in-capital                                                   $9,836,853
  Accumulated net investment income                                     39,879
  Accumulated net realized gain on investments and
     foreign currency transactions                                     602,575
  Net unrealized appreciation on investments and
     foreign currency translations                                     268,777
                                                                 -------------

NET ASSETS                                                         $10,748,084
                                                                 =============

INSTITUTIONAL SHARES:
  Net assets                                                        $8,138,998
  Shares outstanding
     ($0.001 par value, unlimited shares authorized)                   611,605
  Net asset value, offering and redemption price per share              $13.31
                                                                 =============

INVESTOR SHARES:
  Net assets                                                        $2,609,086
  Shares outstanding
     ($0.001 par value, unlimited shares authorized)                   196,432
  Net asset value, offering and redemption price per share              $13.28
                                                                 =============

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
  Dividends from securities (net of $3,830 of non-reclaimable
     foreign withholding taxes)                                        $50,686
  Interest                                                               2,676
                                                                 -------------

  Total Investment Income                                               53,362
                                                                 -------------

EXPENSES
  Professional fees                                                    180,326
  Investment advisory fees                                              58,090
  Transfer agent fees and expenses - Institutional shares               24,993
  Transfer agent fees and expenses - Investor shares                    17,610
  Federal and state registration fees - Institutional  shares           39,143
  Federal and state registration fees - Investor shares                  5,824
  Custody fees                                                          38,322
  Administrative and fund accounting fees                               33,814
  Organizational costs                                                  31,643
  Reports to shareholders - Institutional shares                        22,409
  Reports to shareholders - Investor shares                              9,379
  Insurance premiums                                                    30,507
  Trustees' fees                                                        26,113
  Distribution fees - Investor shares                                    2,516
  Miscellaneous expenses                                                23,562
                                                                 -------------
  Total expenses before fee waivers and reimbursement                  544,251
  Fee waivers and expenses reimbursed                                (468,937)
                                                                 -------------
     Net expenses                                                       75,314
                                                                 -------------
NET INVESTMENT LOSS                                                   (21,952)

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized gain on investments                                     830,849
  Net realized loss on foreign currency transactions                 (166,443)
  Change in unrealized appreciation/depreciation on investments
     and foreign currency translations                                 268,777
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $911,231
                                                                 =============

The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2004

OPERATIONS
  Net investment loss                                                $(21,952)
  Net realized gain on investments                                     830,849
  Net realized loss on foreign currency transactions                 (166,443)
  Change in unrealized appreciation/depreciation on investments
     and foreign currency translations                                 268,777
                                                                 -------------

  Net increase in net assets resulting from operations                 911,231
                                                                 -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares
     Institutional shares                                            8,657,604
     Investor shares                                                 2,695,921
  Redemption of shares
     Institutional shares                                          (2,372,957)
     Investor shares                                                 (186,315)
  Redemption fees                                                       42,600
                                                                 -------------
  Net increase from capital share transactions                       8,836,853
                                                                 -------------

TOTAL INCREASE IN NET ASSETS                                         9,748,084

NET ASSETS
  Beginning of year                                                  1,000,000
                                                                 -------------
  End of year                                                      $10,748,084
                                                                 =============
  Undistributed net investment income                                  $39,879

TRANSACTIONS IN SHARES
 INSTITUTIONAL:
     Shares sold                                                       700,756
     Shares redeemed                                                 (179,151)
                                                                 -------------
     Net increase                                                      521,605
                                                                 =============
  INVESTOR:
     Shares sold                                                       200,591
     Shares redeemed                                                  (14,159)
                                                                 -------------
     Net increase                                                      186,432
                                                                 =============

 The accompanying notes are an integral part of the financial statements.

SPARX Japan Fund

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                            INSTITUTIONAL SHARES INVESTOR SHARES
                                            -------------------- ---------------
                                                For the Year       For the Year
                                                   Ended              Ended
                                                  10/31/04           10/31/04

SELECTED PER SHARE DATA
  Net asset value, beginning of year                  $10.00            $10.00
                                            ----------------------------------

  INCOME FROM
  INVESTMENT OPERATIONS
  Net investment loss                                 (0.04)            (0.08)
  Net realized and unrealized
     gain on investments                                3.25              3.26
                                            ----------------------------------

  Total from investment operations                      3.21              3.18
                                            ----------------------------------

  OTHER
  Redemption fees                                       0.10              0.10
                                            ----------------------------------

  NET ASSET VALUE, END OF YEAR                        $13.31            $13.28
                                            ==================================

  Total Return                                        33.10%            32.80%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of year (in thousands)              $8,139            $2,609

  Ratio to average net assets:
  Expenses, net of waivers and reimbursements       1.25%(1)          1.50%(1)
  Expenses, before waivers and reimbursements       9.07%(1)         10.78%(1)
  Investment loss, net of waivers
     and reimbursements                           (0.34)%(1)        (0.59)%(1)
  Investment loss, before waivers
     and reimbursements                           (8.16)%(1)        (9.87)%(1)
  Portfolio turnover rate                               125%              125%

(1) Annualized for periods less than one year.

SPARX Japan Fund

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004

NOTE 1 _ ORGANIZATION
SPARX Funds Trust (the "Trust") was established on July 24, 1995, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

NOTE 2 _ SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

  A.  USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

  B.  INVESTMENT VALUATION
      Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which SPARX determines that market prices are not accurate (such as events materially affecting the value of securities occuring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than any available market prices. Since the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

      Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

  C.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME
      Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

SPARX Japan Fund

OCTOBER 31, 2004

  D.  ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
      Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser.

  E.  FEDERAL INCOME TAXES
      The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

  F.  SHARE CLASSES
      The Fund currently offers two classes of shares - Investor shares and Institutional shares. Each class is identical except for the minimum investment requirements and distribution fees which are charged to the Investor class only. Each class has exclusive voting rights with respect to matters that affect their respective class.

      Investment income, realized and unrealized gains and losses are allocated to each class based on relative net assets. Expenses that are directly attributable to a specific class (which include distribution fees, transfer agent fees, registration fees, and reports to shareholders) are charged to that class and are separately disclosed in the statement of operations. Fund level expenses that are not directly attributable to a specific class are allocated to each class based on relative net assets.

  G.  FUND SHARE TRANSACTIONS
      The Fund calculates the net asset value ("NAV") of each class by taking the total value of its assets, subtracting its liabilities, and dividing by the number of shares of that class. The Fund calculates the NAV of each class once daily at 9:30 a.m. (Eastern Time) on days when the Fund is open for business.

      The price of the shares an investor purchases or redeems will be the next NAV of the relevant class after receipt of an order and accepted by the Fund's transfer agent, or a broker-dealer or other financial intermediary with the authority to accept orders on the Fund's behalf. A sales or redemption order must be received by 9:30 a.m. (Eastern Time) in order to receive the current day's NAV.

  H.  DISTRIBUTIONS TO SHAREHOLDERS
      Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions and net operating losses. Accordingly, at October 31, 2004, reclassifications were recorded to decrease undistributed net realized gain by $61,831 and decrease accumulated net investment loss by $61,831 for the Fund.

SPARX Japan Fund

OCTOBER 31, 2004

  I.  FOREIGN CURRENCY
      Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

  J.  FORWARD CONTRACTS
      The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

  K.  REDEMPTION FEES
      The Fund may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital and allocated to each class of shares based on relative net assets.
NOTE 3 _ INVESTMENT ADVISORY AGREEMENT
The Fund has an agreement with SPARX Investment & Research, USA, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has contractually agreed, until October 31, 2005, to waive receipt of its fees and/or assume expenses of the Fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.50% and 1.25% of the Investor class and Institutional class, respectively. For the year ended October 31, 2004, the Adviser waived investment advisory fees of $58,090 and reimbursed the Fund $410,847 for other expenses.

NOTE 4 _ SERVICE AND DISTRIBUTION PLAN
The Trust has entered into a distribution agreement with UMB Distribution Services, LLC pursuant to Rule 12b-1 under the 1940 Act. Under the distribution agreement, UMB Distribution Services, LLC, will act as agent for the distribution of shares of the Fund. The distribution agreement authorizes payments by Investor class shares in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets.

SPARX Japan Fund

OCTOBER 31, 2004

NOTE 5 _ INVESTMENT TRANSACTIONS
The Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $15,263,160 and $6,411,327 respectively, for the year ended October 31, 2004.

NOTE 6 _ FEDERAL INCOME TAX INFORMATION
At October 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

          Cost of Investments                             $10,348,745
                                                        =============
          Gross Unrealized Appreciation                      $801,505
          Gross Unrealized Depreciation                     (493,835)
                                                        -------------
          Net Unrealized Appreciation on Investments         $307,670
                                                        =============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security tranactions.

As of October 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

          Undistributed Ordinary Income (Deficit)            $602,575
          Undistributed Long-Term Capital Gain                      _
          Unrealized Appreciation on Investments              307,670
          Unrealized Appreciation on Foreign Currency             986
                                                        -------------
          Total Accumulated Earnings (Deficit)               $911,231
                                                        =============

Other Tax Information (Unaudited)
The SPARX Japan Fund intends to designate the maximum amount allowable as qualified dividend income.

SPARX Japan Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF THE SPARX JAPAN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the SPARX Japan Fund (the Fund), as of October 31, 2004, the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondences with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SPARX Japan Fund at October 31, 2004, and the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.


                                                              ERNST & YOUNG, LLP


Chicago, Illinois
December 17, 2004

SPARX Japan Fund

FUND TRUSTEE AND OFFICER INFORMATION
(Unaudited)



INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Principal occupation
                                                                Current position held                  during the past
Name/Age                            Address                         with the Fund                        five years
------------------------------------------------------------------------------------------------------------------------------------
Roger Reinlieb                 360 Madison Avenue                      Trustee                       Since January 2001,
DOB: 3/26/47                  New York, NY  10017                     since 2003                private investor. Previously,
                                                                                                    Managing Director and
                                                                                                     Head Global Trader,
                                                                                                    Warburg Pincus/Credit
                                                                                                  Suisse Asset Management.
------------------------------------------------------------------------------------------------------------------------------------
Jack Thompson                  360 Madison Avenue                      Trustee                  From May 1999 to April 2003,
DOB: 3/21/49                  New York, NY  10017                     since 2003                President and Trustee of all
                                                                                                investment companies managed
                                                                                                    and/or distributed by
                                                                                                 Berger Financial Group LLC.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE* AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Takashi Tsuchiya*              360 Madison Avenue                      Trustee                Executive Vice President of SPARX
DOB: 10/21/58                 New York, NY  10017                     since 2004                 Investment & Research, USA,
                                                                                              Inc. since 2004. Prior to joining
                                                                                                SPARX, Senior Client Service
                                                                                                   Manager at J.P. Morgan
                                                                                                 Investment Management, Inc.
                                                                                                since 1992 in both Tokyo and
                                                                                                          New York.
------------------------------------------------------------------------------------------------------------------------------------
Eugene Podsiadlo               360 Madison Avenue                     President                  Associated with SPARX since
DOB: 2/9/57                   New York, NY  10017                     since 2003                August 2003. Director, SPARX
                                                                                               Funds plc since 2003. Managing
                                                                                               Partner, Financial Foundry LLC
                                                                                                since April 2002. Registered
                                                                                               principal with UMB Distribution
                                                                                                  Services, LLC since 2002.
                                                                                                 Managing Director, Warburg
                                                                                                 Pincus/Credit Suisse Asset
                                                                                                  Management and President,
                                                                                                Warburg Pincus Funds (1994 -
                                                                                                2001). Currently, Consultant,
                                                                                                   Wasatch Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------


SPARX Japan Fund

FUND TRUSTEE AND OFFICER INFORMATION (CONT.)  (Unaudited)




INTERESTED TRUSTEE* AND OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Principal occupation
                                                                Current position held                  during the past
Name/Age                            Address                         with the Fund                        five years
------------------------------------------------------------------------------------------------------------------------------------
Erik Kleinbeck                 360 Madison Avenue                     Treasurer                   Senior Vice President and
DOB: 8/18/70                  New York, NY  10017                     since 2003                  Treasurer of SPARX since
                                                                                                  August 2003. From 2002 to
                                                                                                2003, Vice President, Client
                                                                                                  Portfolio Manager, Japan
                                                                                              Equities for Credit Suisse Asset
                                                                                                Management LLC. From 2000 to
                                                                                               2002, Vice President, Business
                                                                                                 Development, Warburg Pincus
                                                                                               Asset Management (Japan), Inc.
------------------------------------------------------------------------------------------------------------------------------------
James Cox                      360 Madison Avenue                  Chief Compliance              Chief Compliance Officer of
DOB: 5/4/53                   New York, NY  10017                      Officer                  SPARX Funds Trust since 2004.
                                                                      since 2004                 From 2002 to 2004, Managing
                                                                                               Director of SPARX Investment &
                                                                                                Research, USA, Inc. From 2001
                                                                                                 In-house Legal Counsel and
                                                                                                   Global Head of Legal &
                                                                                                   Compliance, SPARX Fund
                                                                                              Services, Inc. Served as Outside
                                                                                                Legal Counsel to SPARX Asset
                                                                                                   Management since 1989.
------------------------------------------------------------------------------------------------------------------------------------


Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term renewed annually, until the election of a successor. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-632-1320.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

  Not authorized for distribution unless accompanied or preceded by a current prospectus.

     THE SPARX JAPAN FUND IS DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC.

Item 2 - Code of Ethics

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of this code of ethics is attached hereto as Exhibit (a).

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of the item's instruction.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) Not applicable.

(f) See attached Exhibit (a).


Item 3 - Audit Committee Financial Expert

(a)(1) The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Mr. Jack R. Thompson is the audit committee financial expert. Mr. Thompson is "independent" under the applicable rules.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees. Audit fees totaled $23,000 for the fiscal year ended October 31, 2004, including fees associated with the initial seed money audit, annual audit and filings of the Fund's Form N-1A and Form N-SAR.

(b) Audit-Related Fees.
    None.

(c) Tax Fees. Fees for tax services to the Fund, including review of the U.S. Federal income tax return, New York State and New York City income tax returns and the excise tax return, preparation of prior year tax returns when the Fund was idle, and tax advice totaled approximately $10,100 for the fiscal year ended October 31, 2004.

(d) All Other Fees.
    None.

(e) (1) Services are specifically pre-approved by the registrant's Audit Committee prior to engagement.

    (2) During 2004, all of the audit and non-audit services provided by the registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Not applicable.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended [the "1940 Act"]) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits

(a) (1) Code of Ethics.

(a)(2) Certifications of principal executive and principal financial officers required pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3) Not Applicable.

(b) Certification required pursuant to Rule 30a-2(b) under the 1940 Act.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:  /s/ Eugene L. Podsiadlo
     -----------------------
         Eugene L. Podsiadlo
         President

Date:    January 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Eugene L. Podsiadlo
     -----------------------
         Eugene L. Podsiadlo
         President

Date:    January 7, 2005

By:  /s/ Erik C. Kleinbeck
     ----------------------
         Erik C. Kleinbeck
         Treasurer

Date:    January 7, 2005